Matthews Pacific Tiger Fund	March 31, 2024
Schedule of Investmentsa (unaudited)
COMMON EQUITIES: 98.9%
	Shares	Value
China/Hong Kong: 32.2%
Tencent Holdings, Ltd.	1,297,100	$50,521,972
Meituan Class Bb,c,d	2,910,300	35,925,018
China Resources Beer Holdings Co., Ltd.	6,150,000	28,398,688
PetroChina Co., Ltd. H Shares	26,394,000	22,636,086
Contemporary Amperex Technology Co., Ltd. A Shares	815,525	21,219,674
China Merchants Bank Co., Ltd. A Shares	4,487,703	19,921,064
AIA Group, Ltd.	2,870,200	19,306,612
Alibaba Group Holding, Ltd.	1,789,900	16,185,769
Ping An Insurance Group Co. of China, Ltd. H Shares	3,532,500	14,997,869
Trip.com Group, Ltd.[c]	335,183	14,862,486
Wanhua Chemical Group Co., Ltd. A Shares	1,283,200	14,231,661
Midea Group Co., Ltd. A Shares	1,578,090	14,040,167
KE Holdings, Inc. ADR	997,699	13,698,407
Sungrow Power Supply Co., Ltd. A Shares	962,266	13,684,422
Wuliangye Yibin Co., Ltd. A Shares	630,409	13,304,344
Shenzhen Inovance Technology Co., Ltd. A Shares	1,580,685	13,114,626
ANTA Sports Products, Ltd.	1,135,200	12,104,427
China International Capital Corp., Ltd. H Shares[b,d]	9,634,000	11,437,772
Airtac International Group	321,000	11,128,823
Innovent Biologics, Inc.[b,c,d]	2,217,500	10,699,450
JD.com, Inc. ADR	375,177	10,276,098
SUPCON Technology Co., Ltd. A Shares	1,527,573	9,756,940
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	248,881	9,598,175
Tencent Music Entertainment Group ADR[c]	728,090	8,147,327
Zhongji Innolight Co., Ltd. A Shares	353,100	7,528,091
New Oriental Education & Technology Group, Inc. ADR[c]	80,151	6,958,710
China Mengniu Dairy Co., Ltd.	367,000	789,906
Total China/Hong Kong		424,474,584

India: 21.1%
ICICI Bank, Ltd.	2,998,543	39,531,778
Cummins India, Ltd.	745,589	26,916,183
Zomato, Ltd.[c]	10,909,183	23,912,093
Titan Co., Ltd.	505,893	23,125,432
Shriram Finance, Ltd.	814,794	23,114,377
Tata Motors, Ltd.	1,889,827	22,561,525
Indian Hotels Co., Ltd.	2,894,267	20,543,812
Mahindra & Mahindra, Ltd.	873,328	20,175,062
Tata Consultancy Services, Ltd.	358,599	16,736,516
DLF, Ltd.	1,373,237	14,816,500
Tata Consumer Products, Ltd.	1,051,239	13,842,659
Lupin, Ltd.	697,467	13,538,787
Power Grid Corp. of India, Ltd.	3,413,112	11,329,538
HDFC Bank, Ltd.	433,950	7,567,056
Total India		277,711,318

Taiwan: 19.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	5,491,000	131,543,571
MediaTek, Inc.	423,000	15,327,112
Uni-President Enterprises Corp.	5,546,000	13,234,592
Wistron Corp.	3,480,000	13,109,446
Eclat Textile Co., Ltd.	702,000	12,006,016

	Shares	Value
Lite-On Technology Corp.	3,582,000	$11,874,114
ASE Technology Holding Co., Ltd.	2,420,000	11,746,915
Accton Technology Corp.	796,000	11,407,084
Alchip Technologies, Ltd.	115,000	11,379,985
E Ink Holdings, Inc.	1,302,000	9,239,036
ASPEED Technology, Inc.	44,000	4,585,685
Faraday Technology Corp.	391,055	4,089,263
Unimicron Technology Corp.	676,000	4,018,947
M31 Technology Corp.	93,000	3,740,217
Total Taiwan		257,301,983

South Korea: 16.4%
Samsung Electronics Co., Ltd.	1,064,082	63,948,681
SK Hynix, Inc.	240,076	31,804,160
Hyundai Motor Co.	180,357	31,737,144
HD Hyundai Electric Co., Ltd.	127,133	16,914,727
KB Financial Group, Inc.	306,397	16,011,547
Samsung Fire & Marine Insurance Co., Ltd.	63,006	14,469,276
Samsung SDI Co., Ltd.	40,375	14,319,160
LG Chem, Ltd.	34,021	11,135,255
Samsung Biologics Co., Ltd.[b,c,d]	14,392	8,907,579
Samsung C&T Corp.	61,017	7,256,097
Total South Korea		216,503,626

Indonesia: 2.9%
PT Bank Central Asia Tbk	30,568,500	19,439,667
PT Bank Mandiri Persero Tbk	41,348,800	18,813,416
Total Indonesia		38,253,083

Vietnam: 2.7%
FPT Corp.	4,774,042	22,549,069
Vietnam Dairy Products JSC	4,851,528	13,246,630
Total Vietnam		35,795,699

Thailand: 2.3%
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	22,170,600	17,185,797
CP ALL Public Co., Ltd.	8,716,600	13,039,833
Total Thailand		30,225,630

Philippines: 1.2%
SM Investments Corp.	880,340	15,231,770
Total Philippines		15,231,770

Singapore: 0.6%
Sembcorp Industries, Ltd.	2,089,500	8,353,073
Total Singapore		8,353,073

Total Investments: 98.9%		1,303,850,766
(Cost $1,211,542,208)
CASH AND OTHER ASSETS, LESS LIABILITIES: 1.1%		14,576,564
Net Assets: 100.0%		$1,318,427,330

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Matthews Pacific Tiger Fund	March 31, 2024
Schedule of Investmentsa (unaudited) (continued)
a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2024, the aggregate value is $66,969,819, which is 5.08% of net assets.
c	Non-income producing security.
d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
JSC	Joint Stock Co.
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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